Credit Suisse Asset Management Income Fund, Inc.
153 East 53rd Street
New York, NY 10022

                 ---------------------------------------------

OFFICERS AND DIRECTORS

William W. Priest, Jr.      Suzanne E. Moran
CHAIRMAN OF THE BOARD       INVESTMENT OFFICER
Prof. Enrique R. Arzac      Hal Liebes
DIRECTOR                    SENIOR VICE PRESIDENT
Lawrence J. Fox             Michael A. Pignataro
DIRECTOR                    CHIEF FINANCIAL OFFICER,
                            VICE PRESIDENT AND
James S. Pasman, Jr.        SECRETARY
DIRECTOR                    Robert M. Rizza
Richard J. Lindquist        VICE PRESIDENT AND
PRESIDENT AND CHIEF         TREASURER
INVESTMENT OFFICER          John L. Hogan
                            ASSISTANT TREASURER

            --------------------------------------------------------

INVESTMENT ADVISER
Credit Suisse Asset Management, LLC
153 East 53rd Street
New York, New York 10022
Phone 1-800-293-1232

            --------------------------------------------------------

ADMINISTRATOR AND CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

            --------------------------------------------------------

SHAREHOLDER SERVICING AGENT
BankBoston N.A.
P.O. Box 1865
Mailstop 45-02-62
Boston, Massachusetts 02105-1865
Phone 1-800-730-6001

            --------------------------------------------------------

LEGAL COUNSEL
Willkie Farr & Gallagher
787 7th Avenue
New York, New York 10019

            --------------------------------------------------------

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
2400 Eleven Penn Center
Philadelphia, Pennsylvania 19103

            --------------------------------------------------------

            --------------------------------------------------------

                Credit Suisse Asset Management Income Fund, Inc.

                 ---------------------------------------------

                              FIRST QUARTER REPORT
                                 March 31, 2000

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
FIRST QUARTER REPORT - 3/31/00

----------
Dear Shareholders:                                                April 26, 2000

We are writing to report on the activities of Credit Suisse Asset Management Income Fund, Inc. ("the Fund") for the quarter ended March 31, 2000 and to discuss our investment strategy.

    On March 31, 2000, the Fund's net asset value ("NAV") was $7.04, compared to an NAV of $7.34 at December 31, 1999. The Fund's total return (based on NAV and assuming reinvestment of dividends of $0.2202 per share) for the period was -0.6%.

    At March 31, 2000, $189.0 million was invested in high yield debt securities; $19.0 million in investment-grade debt securities; $25.0 million in equity securities; and the balance of $5.0 million in cash equivalents. The investment-grade component consisted of short- and intermediate-term mortgages, asset-backed securities and corporate bonds of intermediate maturity. Of the debt securities, the largest concentration (56.3%) was invested in B-rated issues.

THE MARKET: UNUSUAL DYNAMICS

    Interest in high yield issues was strong at the end of 1999. Y2K worries and related market liquidity concerns had dissipated. In addition, the economy appeared poised for moderating economic growth. But sentiment soured in February and March with two interest-rate increases, confusion surrounding the Treasury's announced buybacks of 30-year bonds, and sharp ongoing corrections in the valuations of technology-related and blue-chip stocks. Anxiety provoked two flights to quality during the quarter.

    Narrower factors also led to an overall decline in the high yield market. Mutual fund outflows for the quarter exceeded $4.0 billion, prompting the cancellation of many new issues slated to come to market. Liquidity also deteriorated as investor tolerance for disappointing news or earnings announcements declined sharply. Large, liquid high yield issues fared the worst, as they were among the first securities fund managers chose to sell to meet redemptions. By the close of the quarter, the net result was that high yield bonds had turned in the worst performance among all fixed income sectors.

PERFORMANCE: HELPED LARGELY BY SECURITY-SPECIFIC EVENTS

    In the first quarter, the Fund outperformed the broad high yield market, which declined 2.6% as measured by the Salomon Smith Barney High Yield Market Index. The Fund's outperformance resulted from:

    - Our overweight in the telecommunications and, to a lesser extent, cable/media industries

    - Appreciation in the warrant component of a number of our high yield units (I.E., bonds with attached warrants)

    - Our increased holdings in energy due to higher oil prices and prospects of stabilized oil production levels

    Whereas we benefited from positions in two of the only three industries that had positive results for the quarter (energy, technology and banking), our overweight in gaming detracted from the Fund's performance. Portfolio managers sold this sector's fairly liquid securities to raise cash to meet shareholder redemptions.

OUTLOOK: SLIPPERY ROAD AHEAD

    Going forward, we are cautious. Although high yield bonds generally weakened in the first quarter, we see more downside potential over the near term due to further likely interest-rate increases, extended equity market volatility, and continued outflows from high yield mutual funds. Longer-term, the fact that the quantity of high yield new issuance has slowed to a trickle should generally help stabilize lower-quality debt issues.

    The overall approach with which we have managed the Fund remains intact. We have, however, increased our focus on avoiding risk by marginally reducing positions in securities with less favorable prospects. We are maintaining our overweights in telecommunications, cable/media and gaming, whose positive industry and company fundamentals are unchanged. We are also selectively adding to positions in energy as well as certain economically sensitive industries such as paper, whose underlying fundamentals are beginning to reflect real signs of improvement.

    As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

    We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to Credit Suisse Asset Management at (800) 293-1232. All other inquiries regarding account information or requests for a prospectus or other reports should be directed to the Fund's Shareholder Servicing Agent at (800) 730-6001.

Sincerely yours,

/s/ Richard J. Lindquist

Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT OFFICER*

/s/ William W. Priest, Jr.

William W. Priest, Jr.
CHAIRMAN OF THE BOARD**

    * Richard J. Lindquist, who is a Managing Director of Credit Suisse Asset Management, LLC ("CSAM"), is primarily responsible for management of the Fund's assets. He has served in such capacity since November 21, 1996. Prior to that date, he served as Vice President to the Fund, a position he assumed on August 15, 1989. Mr. Lindquist joined CSAM on May 1, 1995 as a result of CSAM's acquisition of CS First Boston Investment Management Corporation ("CSFBIM"). Prior to joining CSAM and beginning in July, 1989, he held various offices at CSFBIM. Mr. Lindquist also is President and Chief Investment Officer of Credit Suisse Asset Management Strategic Global Income Fund, Inc.

    ** William W. Priest, Jr., who is a Managing Director and Chief Executive Officer-Americas of Credit Suisse Asset Management, LLC ("CSAM"), joined CSAM in 1972. Mr. Priest is Director and Chairman of other investment companies advised by CSAM.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
MARCH 31, 2000

TOP TEN HOLDINGS (UNAUDITED)

(as a % of net assets as of 3/31/00)
-----------------------------------------------------------------------

                   1.   Spanish Broadcasting System, Inc.
                          Class B............................     1.0%
                   2.   Ainsworth Lumber Co., Ltd. Yankee Sr.
                          Secured Notes 12.50%, 7/15/07......     0.8%
                   3.   Price Communications Corp............     0.8%
                   4.   UnitedGlobalCom, Inc., Class A.......     0.8%
                   5.   Univision Network Holding L.P. Sub.
                          Notes 7.00%, 12/17/02..............     0.8%
                   6.   Dr. Pepper Bottling Holdings, Inc.
                          Class A............................     0.8%
                   7.   Intermedia Communications, Inc. 7%
                          Jr. Convertible, Series E..........     0.8%
                   8.   Pagemart Nationwide, Inc., Sr.
                          Discount Notes 0.00%, 2/1/05.......     0.8%
                   9.   Coinstar, Inc., Sr. Discount Notes
                          13.00%, 10/1/06....................     0.7%
                  10.   Capstar Broadcasting Partner, Inc.,
                          Sr. Discount Notes 0.00%, 2/1/09...     0.7%

CREDIT QUALITY BREAKDOWN (UNAUDITED)

(as a % of total investments as of 3/31/00)
-----------------------------------------------------

AAA/Aaa..................................        2.5%
AA/Aa....................................        0.2
A/A......................................        1.3
BBB/Baa..................................        4.0
BB/Ba....................................        6.4
B/B......................................       49.2
CCC/Caa..................................       12.0
NR.......................................       11.7
                                             --------
  Subtotal...............................       87.3
Equities and Other.......................       12.7
                                             --------
  Total..................................      100.0%
                                             ========

PORTFOLIO OF INVESTMENTS (UNAUDITED)

---------

MARCH 31, 2000

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
DOMESTIC SECURITIES (93.9%)
-----------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (80.9%)
-----------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.7%)
      (1)  Decrane Aircraft Holdings
            Series B, Gtd.
            12.00%, 9/30/08               Caa1      $      800   $    704,000
           Lockheed Martin Corp.:
            Notes
            7.95%, 12/1/05                Baa3             345        342,413
            8.20%, 12/1/09                Baa3             125        125,148
           Raytheon Co.
            Notes
            6.45%, 08/15/02               Baa2             400        388,404
           United Technologies Corp.
            Notes
            6.625%, 11/15/04                A2             195        190,856
                                                                 ------------
           GROUP TOTAL                                              1,750,821
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
AUTOMOTIVE (3.1%)
           Aetna Industries, Inc.
            Sr. Notes
            11.875%, 10/1/06                B3             600        580,500
           Autotote Corp.
            Series B,
            10.875%, 8/1/04                 B2             750        747,188
      (2)  Breed Technologies, Inc.
            Gtd. Sr. Sub. Notes
            9.25%, 4/15/08                Caa3             400          6,000
           Cambridge
            Industries, Inc.
            Series B,
            Gtd. Sr. Sub. Notes
            10.25%, 7/15/07                 B3             500         93,750
           Collins & Aikman
            Products Corp.
            Sr. Sub. Notes
            11.50%, 4/15/06                 B3             700        675,500
           DaimlerChrysler NA
            Holdings, Corp.:
            Gtd.
            7.40%, 1/20/05                  A1             250        250,625
            7.20%, 9/1/09                   A1             260        253,448
           Delco Remy
            International, Inc.
            Gtd. Sr. Sub. Notes
            10.625%, 8/1/06                 B2             600        594,000
           Hayes Lemmerz
            International, Inc.:
            Series B,
            Gtd. Sr. Notes
            9.125%, 7/15/07                 B2             500        448,750
            8.25%, 12/15/08                 B2             750        622,500
      (1)  Holley Performance
            Products
            Sr. Notes
            12.25%, 9/15/07                 B2             500        488,750
      (1)  Lear Corp.
            Sr. Notes
            7.96%, 5/15/05                 Ba1              50         47,125
           Meritor Automotive, Inc.
            Notes
            6.80%, 2/15/09                Baa2      $      165   $    148,088

-----------------------------------------------------------------------------
                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
           Motor Coach Industries
            International, Inc.
            Gtd.
            11.25%, 5/1/09                  B2           1,000        967,500
           Oxford Automotive, Inc.
            Gtd. Sr. Sub. Notes
            10.125%, 6/15/07              Caa1           1,375      1,294,219
      (2)  Safety Components
            International, Inc.
            Series B,
            Gtd. Sr. Sub. Notes
            10.125%, 7/15/07                B3             500         73,750
           Stanadyne Automotive
            Series B,
            Gtd. Sr. Sub. Notes
            10.25%, 12/15/07              Caa1             400        326,500
                                                                 ------------
           GROUP TOTAL                                              7,618,193
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
BROADCASTING (4.5%)
   (2)(3)  Australis Holdings Pty.
            Ltd.
            Yankee Sr. Secured
            Discount Notes
            0.00%, 11/1/02                 N/R           3,950         39,500
      (2)  Australis Media Ltd.
            Yankee Units
            15.75%, 5/15/03                  C           2,412         12,060
      (3)  Capstar Broadcasting
            Partners, Inc.
            Sr. Discount Notes
            0.00%, 2/1/09                   B2           2,000      1,760,000
           Chancellor Media Corp.
            Sr. Sub. Notes
            9.00%, 10/1/08                  B1             500        501,250
           Cumulus Media, Inc.
            Sr. Sub. Notes
            10.375%, 7/1/08                 B3             800        712,000
           EchoStar
            Communications Corp.
            Sr. Notes
            9.375%, 2/1/09                  B2             750        723,750
           Granite Broadcasting
            Corp.:
            Series A,
            Sr. Sub. Notes
            9.375%, 12/1/05                 B3             300        280,500
            8.875%, 5/15/08                 B3             900        774,000
           Pegasus Media &
            Communications, Inc.
            Series B, Notes
            12.50%, 7/1/05                  B2             250        268,125
           Salem
            Communications Corp.
            Series B, Gtd.
            9.50%, 10/01/07                 B3             500        468,750
           Sinclair Broadcast
            Group, Inc.:
            Sr. Sub. Notes
            10.00%, 9/30/05                 B2             900        868,500
            Gtd. Sr. Sub. Notes
            8.75%, 12/15/07                 B2             350        304,500

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
           Time Warner
            Telecom, LLC
            Sr. Notes
            9.75%, 7/15/08                  B2      $      500   $    490,000
           Turner Broadcasting
            Systems, Inc.
            Sr. Notes
            7.40%, 2/1/04                  Ba1              65         64,750
      (3)  United International
            Holdings, Inc.
            Series B,
            Sr. Discount Notes
            0.00%, 2/15/08                  B3           1,450        978,750
           Univision Network
            Holding L.P.
            Sub. Notes
            7.00%, 12/17/02                N/R           1,500      1,950,000
           Young Broadcasting, Inc.:
            Series B, Gtd.
            Sr. Sub. Notes
            8.75%, 6/15/07                  B2             865        756,875
                                                                 ------------
           GROUP TOTAL                                             10,953,310
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
BUSINESS SERVICES (0.4%)
           Comdisco, Inc.:
            Medium Term Notes
            7.23%, 8/16/01                Baa1             130        129,188
            Sr. Notes
            7.25%, 9/1/02                 Baa1             230        226,838
           General Binding Corp.
            Gtd. Sr. Sub. Notes
            9.375%, 6/1/08                  B2             250        120,625
           Iron Mountain, Inc.
            Sr. Sub. Notes
            8.75%, 9/30/09                  B3             450        398,250
                                                                 ------------
           GROUP TOTAL                                                874,901
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
CABLE (9.6%)
           Adelphia
            Communications Corp.
            Series B, Sr. Notes
            8.375%, 2/1/08                  B1             800        722,000
           CSC Holdings, Inc.:
            Sr. Sub. Notes
            9.875%, 5/15/06                 B1             400        408,000
            Series B,
            Sr. Sub. Debentures
            8.125%, 8/15/09                Ba2             350        352,853
            9.875%, 2/15/13                 B1             850        862,750
           Century
            Communications Corp.:
            Series B,
            0.00%, 1/15/08                 Ba3             650        266,500
            Sr. Notes
            9.75%, 2/15/02                 Ba3             500        500,000
            8.75%, 10/1/07                 Ba3             400        364,000
           Charter
            Communications Holdings:
            Sr. Notes
            8.625%, 4/1/09                  B2           1,000        880,000
      (1)   10.25%, 1/15/10                 B2             750        723,750

-----------------------------------------------------------------------------
                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
      (3)   Sr. Discount Notes
            0.00%, 4/1/11                   B2      $    1,000   $    556,250
           Classic Cable, Inc.
            Series B, Gtd.
            9.375%, 8/1/09                  B3             400        372,000
           Coaxial
            Communications, Inc.
            Gtd. Notes
            10.00%, 8/15/06                 B3           1,000        952,500
           Comcast Corp.:
            Sr. Sub. Notes
            9.375%, 5/15/05                Ba3             180        188,775
            9.125%, 10/15/06               Ba3             750        787,905
      (3)  Diamond Cable
            Communications plc
            Yankee Discount Notes
            0.00%, 12/15/05               Caa1           1,500      1,432,500
      (3)  DIVA Systems Corp.
            Series B,
            Sr. Discount Notes
            0.00%, 3/1/08                  N/R           2,775      1,332,000
           James Cable Partners L.P.
            Series B, Sr. Notes
            10.75%, 8/15/04                N/R           1,550      1,519,000
           Jones Intercable, Inc.
            Sr. Notes
            7.625%, 4/15/08                Ba2           1,150      1,113,051
           Lenfest
            Communications, Inc.:
            Sr. Notes
            8.375%, 11/1/05                Ba3             500        519,760
            10.50%, 6/15/06                 B2             900        990,000
            8.25%, 2/15/08                  B2             200        205,000
           NTL Communications Corp.:
            Series B,
            Sr. Notes
      (3)   0.00%, 10/1/08                  B3           1,500        967,500
            11.50%, 10/1/08                 B3             600        609,000
           NTL, Inc.:
            Sr. Notes
      (3)   Series A,
            0.00%, 4/15/05                  B3           1,000      1,015,000
            Series B,
      (3)   0.00%, 2/1/06                   B3           1,050      1,002,750
            10.00%, 2/15/07                 B3             500        493,750
           Northland Cable
            Television
            Sr. Sub. Notes
            10.25%, 11/15/07               N/R             500        483,750
           Olympus
            Communications, L.P./
            Olympus Capital Corp.
            Series B,
            Sr. Notes
            10.625%, 11/15/06               B1           1,000      1,038,750
      (3)  Renaissance Media Group
            Sr. Discount Notes
            0.00%, 4/15/08                  B3           1,000        663,750
           Rogers Cablesystems Ltd.
            Gtd.
            10.00%, 12/1/07                Ba3             450        469,125

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
      (3)  Telewest
            Communications plc
            Yankee Sr. Sub.
            Discount Debentures
            0.00%, 10/1/07                  B1      $    1,850   $  1,729,750
                                                                 ------------
           GROUP TOTAL                                             23,521,719
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
CHEMICALS (1.9%)
           Applied Extrusion
            Technologies
            Series B, Sr. Notes
            11.50%, 4/1/02                  B2           1,500      1,507,500
      (1)  Huntsman, Inc.
            Sr. Sub. Notes
            9.50%, 7/1/07                   B2             400        358,000
           Huntsman Polymers Corp.
            Sr. Notes
            11.75%, 12/1/04                 B1             900        934,875
           Laroche Industries, Inc.
            Series B, Sr. Sub. Notes
            9.50%, 9/15/07                  Ca             400         72,000
           Lyondell Chemical Co.
            Series B, Secured Notes
            9.875%, 5/1/07                 Ba3             500        475,000
           NL Industries, Inc.
            Sr. Secured Notes
            11.75%, 10/15/03                B1             250        257,500
      (3)  Sterling Chemical
            Holdings, Inc.
            Sr. Secured
            Discount Notes
            0.00%, 8/15/08                Caa1           1,000        327,500
           Sterling Chemicals, Inc.
            Sr. Sub. Notes
            11.75%, 8/15/06                 B3             334        283,065
           Texas Petrochemical Corp.
            Series B, Sr. Sub. Notes
            11.125%, 7/1/06                N/R             350        286,125
                                                                 ------------
           GROUP TOTAL                                              4,501,565
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
CONSTRUCTION & BUILDING MATERIALS (1.1%)
           AFC Enterprises
            Sr. Sub. Notes
            10.25%, 5/15/07                N/R             400        393,000
           American Architectural
            Products Corp.
            Gtd. Sr. Notes
            11.75%, 12/01/07              Caa1           1,150        281,750
           Collins & Aikman Floor
            Coverings, Inc.
            Series B, Sr. Sub. Notes
            10.00%, 1/15/07                 B3           1,000        955,000
           International Utility
            Structures, Inc.
            Yankee Sr. Sub. Notes
            10.75%, 2/1/08                Caa1             500        428,750
           MMI Products, Inc.
            Series B,
            Sr. Sub. Notes
            11.25%, 4/15/07                 B2             250        257,188

-----------------------------------------------------------------------------
                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
           Uniforet, Inc.
            Yankee Gtd.
            11.125%, 10/15/06               B3      $      250   $     66,875
           Waxman Industries, Inc.
            Series B, Sr. Notes
            12.75%, 6/1/04                Caa1             600        300,000
                                                                 ------------
           GROUP TOTAL                                              2,682,563
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (2.2%)
           Coinstar, Inc.
            Sr. Discount Notes
            13.00%, 10/1/06               Caa1           1,700      1,814,750
           Doskocil Manufacturing
            Co., Inc.
            Gtd. Sr. Sub. Notes
            10.125%, 9/15/07                B3             500        183,750
           Drypers Corp.
            Series B, Sr. Notes
            10.25%, 6/15/07               Caa1             250        196,875
           Fort James Corp.
            Sr. Notes
            6.234%, 3/15/01               Baa3             155        153,376
           Holmes Products Corp.
            Gtd. Sr. Sub. Notes
            9.875%, 11/15/07                B3             800        558,000
           Indesco International,
            Inc.
            Gtd. Sr. Sub. Notes
            9.75%, 4/15/08                  B3             600        226,500
           Jordan Industries, Inc.
            Series B, Sr. Notes
            10.375%, 8/1/07                 B3           1,150      1,095,375
           Packaged Ice, Inc.
            Gtd. Sr. Notes
            9.75%, 2/1/05                   B3             100         83,000
           Playtex Products, Inc.
            Series B, Gtd. Sr. Notes
            8.875%, 7/15/04                 B1             225        218,250
      (1)  Scotts Co.
            Sr. Sub. Notes
            8.625%, 1/15/09                 B2             300        276,750
           Sealy Mattress Co.
            Gtd. Sr. Sub. Notes
            9.875%, 12/15/07                B3             200        196,500
           United Rentals, Inc.
            Sr. Sub. Notes
            9.25%, 1/15/09                  B1             500        440,000
                                                                 ------------
           GROUP TOTAL                                              5,443,126
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
ELECTRONICS (1.1%)
      (1)  Condor Systems, Inc.
            Gtd. Sr. Sub. Notes
            11.875%, 5/1/09                 B3             400        185,000
           Details, Inc.
            Series B, Sr. Sub. Notes
            10.00%, 11/15/05                B3             500        467,500
           Unisys Corp.:
            Series B, Sr. Notes
            12.00%, 4/15/03                 B1           1,000      1,060,000
            Sr. Notes
            11.75%, 10/15/04                B1             225        242,438
            7.875%, 4/1/08                  B1             250        235,000

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
           Viasystems, Inc.:
            Sr. Sub. Notes
            9.75%, 6/1/07                   B3      $      300   $    249,750
            Series B, Sr. Sub. Notes
            9.75%, 6/1/07                   B3             150        124,875
                                                                 ------------
           GROUP TOTAL                                              2,564,563
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
ENERGY (4.7%)
           Abraxas
            Petroleum Corp.
            Series D, Sr. Notes
            11.50%, 11/1/04                 B2           1,085        952,088
           Bellwether
            Exploration Co.
            Gtd. Sr. Sub. Notes
            10.875%, 4/1/07                 B3           1,250      1,128,125
           Canadian Forest Oil Ltd.
            Gtd. Sr. Sub. Notes
            8.75%, 9/15/07                  B2             450        414,000
           Cliffs Drilling Co.
            Series D,
            Gtd. Sr. Notes
            10.25%, 5/15/03                 B1           1,100      1,097,250
           Cogentrix Energy, Inc.
            Gtd. Unsecured Notes
            8.75%, 10/15/08                Ba1           1,000      1,002,500
           Continental Resources
            Gtd. Sr. Notes
            10.25%, 8/1/08                  B3             250        228,125
           Contour Energy Co.
            Gtd.
            14.00%, 4/15/03                 B3             551        534,470
           First Wave Marine, Inc.
            Gtd. Sr. Notes
            11.00%, 2/1/08                  B3           1,000        602,500
           Frontier Oil Corp.
            Sr. Notes
            11.75%, 11/15/09                B2             800        756,000
           Giant Industries, Inc.
            Gtd. Sr. Sub. Notes
            9.00%, 9/1/07                   B2             500        445,000
           Gothic Production Corp.
            Series B,
            Gtd. Sr. Secured Notes
            11.125%, 5/1/05                 B3             250        208,438
           H.S. Resources, Inc.:
            Gtd. Sr. Sub. Notes
            9.25%, 11/15/06                 B2             600        576,000
            Sr. Sub. Notes
            9.875%, 12/1/03                 B2             500        498,125
           Key Energy Services, Inc.
            Sr. Sub. Notes
            14.00%, 1/15/09                 B3           1,250      1,367,188
           Keyspan Gas East
            Unsub. Notes
            7.875%, 2/1/10                  A3             230        238,625
           Korea Electric Power
            Yankee
            Unsecured Debentures
            7.00%, 2/1/07                 Baa3             240        222,713
           Parker Drilling Co.
            Series D, Gtd. Sr. Notes
            9.75%, 11/15/06                 B1             300        289,500

-----------------------------------------------------------------------------
                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
           Plains Resources, Inc.
            Series B, Gtd.
            Sr. Sub. Notes
            10.25%, 3/15/06                 B2      $      375   $    360,469
           Southwest Royalties, Inc.
            Series B, Gtd. Sr. Notes
            10.50%, 10/15/04                B3             500        288,750
           Wiser Oil Co.
            Gtd. Sr. Sub. Notes
            9.50%, 5/15/07                  B2             450        360,000
                                                                 ------------
           GROUP TOTAL                                             11,569,866
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
ENTERTAINMENT (1.8%)
           American Skiing Co.
            Series B, Sr. Sub. Notes
            12.00%, 7/15/06                 B3             425        361,250
           Bally Total
            Fitness Holdings
            Series D,
            Sr. Sub. Notes
            9.875%, 10/15/07                B3             350        320,250
           Booth Creek Ski
            Holdings, Inc.
            Series B, Sr. Sub. Notes
            12.50%, 3/15/07               Caa1           1,000        696,250
           Cinemark U.S.A., Inc.
            Series D, Sr. Sub. Notes
            9.625%, 8/1/08                  B2             250        161,875
           Loews Cineplex
            Sr. Sub. Notes
            8.875%, 8/1/08                  B3             900        589,500
           Outboard Marine Corp.
            Series B, Gtd. Sr. Notes
            10.75%, 6/1/08                  B3             500        398,750
   (1)(2)  Premier Cruises, Ltd.
            Gtd. Sr. Notes
            11.00%, 3/15/08                 B3             900         30,375
           Production Resource
            Group,
            LLC/PRG Finance Group
            Gtd. Sr. Sub. Notes
            11.50%, 1/15/08               Caa2             750        298,125
           Regal Cinemas, Inc.
            Sr. Sub. Notes
            9.50%, 6/1/08                 Caa1           1,050        467,250
           Silver Cinemas, Inc.
            Sr. Sub. Notes
            10.50%, 4/15/05               Caa1           1,900        465,500
           Time Warner, Inc.:
            Debentures
            7.48%, 1/15/08                 Ba1             630        629,213
            Notes
            8.11%, 8/15/06                Baa3              60         61,350
                                                                 ------------
           GROUP TOTAL                                              4,479,688
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (2.8%)
           Associates Corp.
            Sr. Notes
            6.25%, 11/1/08                 Aa3             400        365,176
           Bear Stearns Co., Inc.:
            Sr. Unsub. Notes
            7.625%, 2/1/05                  A2             125        124,375

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
            Notes
            7.625%, 12/7/09                 A2      $      370   $    363,063
           CIT Group, Inc.
            Unsub. Notes
            7.375%, 3/15/03                 A1             380        378,575
           Capital One Bank
            Sr. Notes
            6.57%, 1/27/03                Baa2             290        281,300
           Citicorp
            Series F, Sub. Notes
            6.375%, 11/15/08                A1             140        129,473
           Conseco Finance
            Trust III
            Bonds
            8.796%, 4/1/27                 Ba2              55         48,125
           Conseco, Inc.:
            Notes
            7.875%, 12/15/00              Baa3             170        170,059
            6.40%, 2/10/03                Baa3             155        145,119
            9.00%, 10/15/06               Baa3             125        126,094
      (1)  ERAC USA Finance Co.
            Notes
            7.95%, 12/15/09               Baa2              50         50,313
           Finova Capital Corp.:
            Notes
            6.55%, 11/15/02               Baa1             155        149,769
            7.25%, 11/8/04                Baa1             135        129,600
           Ford Motor Credit Co.
            Notes
            7.375%, 10/28/09                A1             455        445,745
           Gatx Capital Corp.
            Notes
            7.75%, 12/1/06                Baa2             250        247,813
           Goldman Sachs
            Group, Inc.
            Medium Term Notes
            7.35%, 10/1/09                  A1             440        425,700
           Lehman Brothers
            Holdings
            Notes
            6.625%, 4/1/04                Baa1             135        130,275
           Long Island Savings
            Bank F.S.B.
            Notes
            7.00%, 6/13/02                Baa3             770        755,085
      (1)  Madison River
            Capital/Finance
            Sr Notes
            13.25%, 3/10/10               Caa1           1,250      1,221,875
      (1)  Potomac Capital
            Investment Corp.
            Notes
            7.55%, 11/19/01               Baa1             150        148,500
           Sanwa Finance
            Aruba AEC
            Bank Gtd.
            8.35%, 7/15/09                Baa1             200        201,750
           Sumitomo Bank
            Notes
            8.50%, 6/15/09                Baa1             100        102,750
      (1)  US West Cap
            Funding, Inc.
            Gtd.
            6.875%, 8/15/01               Baa1             270        268,313

-----------------------------------------------------------------------------
                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
      (2)  Westfed Holdings
            Sr. Debentures
            15.50%, 9/15/99                N/R      $    1,750   $    297,500
                                                                 ------------
           GROUP TOTAL                                              6,706,347
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (1.7%)
           Archibald Candy Corp.
            Gtd. Sr. Secured Notes
            10.25%, 7/1/04                  B2           1,000        945,000
           Eagle Family Foods
            Series B, Gtd. Sr. Notes
            8.75%, 1/15/08                  B3             450        337,500
           Fleming Companies, Inc.
            Sr. Sub. Notes
            10.50%, 12/1/04                 B3             700        644,000
           International Home
            Foods, Inc.
            Gtd. Sr. Sub. Notes
            10.375%, 11/1/06                B2           1,000        970,000
           Kroger Co.
            Sr. Notes
            7.625%, 9/15/06               Baa3             400        399,000
      (1)  Premier International
            Foods, plc
            Sr. Notes
            12.00%, 9/1/09                  B3           1,000        937,500
                                                                 ------------
           GROUP TOTAL                                              4,233,000
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
HEALTH CARE (1.3%)
      (1)  ICN Pharmaceutical
            Sr. Notes
            8.75%, 11/15/08                Ba3             500        465,000
      (1)  Icon Health & Fitness,
            Inc.
            Gtd.
            12.00%, 9/27/05                N/R             222        133,200
           Meditrust
            Conv. Debentures
            7.50%, 3/1/01                 Baa3           2,000      1,760,000
           Oxford Health Plans
            Sr. Notes
            11.00%, 5/15/05               Caa1             590        581,150
      (2)  Paracelsus Healthcare
            Sr. Sub. Notes
            10.00%, 8/15/06                 B3             750        337,500
                                                                 ------------
           GROUP TOTAL                                              3,276,850
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (2.3%)
           AMTROL Acquisition, Inc.
            Sr. Sub. Notes
            10.625%, 12/31/06               B3             400        380,500
           APCOA, Inc.
            Gtd. Sr. Notes
            9.25%, 3/15/08                Caa1             430        235,425
           Atlantis Group, Inc.
            Sr. Notes
            11.00%, 2/15/03                 B2             585        585,000
           CLARK Material
            Handling Co.
            Gtd. Sr. Notes
            10.75%, 11/15/06                B1             550         86,625

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
      (1)  Diamond Triumph
            Sr. Notes
            9.25%, 4/1/08                   B2      $      500   $    345,625
           Elgar Holdings, Corp.
            Gtd.
            9.875%, 2/1/08                  B2             200         97,500
           Haynes International,
            Inc.
            Sr. Notes
            11.625%, 9/1/04                 B3             500        276,250
           International Knife &
            Saw, Inc.
            Sr. Sub. Notes
            11.375%, 11/15/06               B3             750        556,875
           K N Energy, Inc.
            Notes
            6.30%, 3/1/01                 Baa2             270        266,984
           Motors & Gears, Inc.
            Series D, Sr. Notes
            10.75%, 11/15/06                B3           1,400      1,384,250
           Neenah Corp.
            Series B, Sr. Sub. Notes
            11.125%, 5/1/07                 B3             250        222,500
           Park-Ohio Industries,
            Inc.
            Sr. Sub. Notes
            9.25%, 12/1/07                  B2             400        336,000
           Seagate Technology, Inc.
            Sr. Debentures
            7.45%, 3/1/37                 Baa3              95         83,772
      (3)  Thermadyne Manufacturing,
            LLC/ Thermadyne Capital
            Corp.
            Gtd. Sr. Sub. Notes
            0.00%, 6/1/08                   B3             975        409,500
           Thermadyne Holdings Corp.
            Sr. Discount Notes
            9.875%, 6/1/08                Caa1             300        251,625
                                                                 ------------
           GROUP TOTAL                                              5,518,431
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
METALS & MINING (2.8%)
           Algoma Steel, Inc.
            Yankee First Mortgage
            Notes
            12.375%, 7/15/05                B1           1,000        975,000
           Bayou Steel Corp.
            First Mortgage Notes
            9.50%, 5/15/08                  B1             500        451,250
           GS Technologies Operating
            Co.
            Sr. Notes
            12.00%, 9/1/04                Caa1             525        282,188
      (2)  Gulf States Steel, Inc.
            First Mortgage Notes
            13.50%, 4/15/03                 B1           1,050        150,938
           Kaiser Aluminum &
            Chemical Corp.
            Series D, Sr. Notes
            10.875%, 10/15/06               B1             675        653,063
           Lodestar Holdings, Inc.
            Sr. Notes
            11.50%, 5/15/05               Caa2             800        174,000

-----------------------------------------------------------------------------
                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
           Metallurg, Inc.
            Series B, First Mortgage
            Gtd. Sr. Notes
            11.00%, 12/1/07                 B3      $      950   $    776,625
           National Steel Corp.
            Series D,
            First Mortgage Bonds
            9.875%, 3/1/09                 Ba3             750        733,125
           Sheffield Steel Corp.
            Series B,
            First Mortgage Bonds
            11.50%, 12/1/05               Caa2             750        624,375
           WCI Steel, Inc.
            Series B,
            Sr. Secured Notes
            10.00%, 12/1/04                 B2             925        911,125
           Weirton Steel Corp.
            Sr. Notes
            11.375%, 7/1/04                 B2             500        510,000
           Wheeling-Pittsburg Corp.
            Sr. Notes
            9.25%, 11/15/07                 B2             750        671,250
                                                                 ------------
           GROUP TOTAL                                              6,912,939
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
PACKAGING/CONTAINERS (1.4%)
           AEP Industries, Inc.
            Sr. Sub. Notes
            9.875%, 11/15/07                B2             250        199,375
           BPC Holding Corp.
            Series B,
            Sr. Secured Notes
            12.50%, 6/15/06               Caa3             959        882,280
           Container Corp.
            of America
            Gtd. Sr. Notes
            9.75%, 4/1/03                   B1             500        497,500
           Crown Cork & Seal
            Co., Inc.
            Notes
            7.125%, 9/1/02                Baa2             210        205,538
      (3)  Crown Packaging
            Enterprises, Ltd.
            Yankee Sr. Secured
            Discount Notes
            0.00%, 8/1/06                  Ca1           2,450          1,225
           Gaylord Container Corp.
            Series B, Sr. Notes
            9.75%, 6/15/07                  B3             700        647,500
           Radnor Holdings, Inc.
            Series B,
            Gtd. Sr. Notes
            10.00%, 12/1/03                 B2             500        425,000
           Stone Container
            Finance Co.
            Yankee Gtd. Sr. Notes
            11.50%, 8/15/06                 B2             530        559,813
                                                                 ------------
           GROUP TOTAL                                              3,418,231
                                                                 ------------
-----------------------------------------------------------------------------
-----------------

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (2.5%)
           Ainsworth Lumber
            Co., Ltd.
            Yankee
            Sr. Secured Notes
            12.50%, 7/15/07                 B3      $    1,900   $  2,059,125
           Color Spot Nurseries
            Sr. Sub. Notes
            10.50%, 12/15/07              Caa1           1,000        725,000
      (2)  Crown Paper Co.
            Sr. Sub. Notes
            11.00%, 9/1/05                  B3             800        240,000
           QUNO Corp.
            Yankee Sr. Notes
            9.125%, 5/15/05               Baa3             315        329,326
           Repap New
            Brunswick, Inc.
            Sr. Secured Debentures
            10.625%, 4/15/05                B3             800        728,000
      (1)  Repap Enterprises
            Convertible Debentures
            6.00%, 6/30/05                 N/R             500        260,000
           Riverwood
            International Corp.
            Gtd. Sr. Notes
            10.875%, 4/1/08               Caa1             600        576,000
           SD Warren Co.
            Debentures
            14.00%, 12/15/06               N/R             995      1,099,060
                                                                 ------------
           GROUP TOTAL                                              6,016,511
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (2.3%)
           American Lawyer Media
            Holdings, Inc.
            Gtd. Sr. Notes
            9.75%, 12/15/07                 B1             450        422,438
           Ampex Corp.
            Series B, Sr. Notes
            12.00%, 3/15/03                N/R             750        712,500
      (3)  Earthwatch, Inc.
            Units
            0.00%, 7/15/07                 N/R             900        618,750
           Hollinger International
            Publishing
            Gtd. Sr. Notes
            9.25%, 3/15/07                 Ba3           1,000        935,000
           Lamar Advertising Co.
            Gtd. Sr. Sub. Notes
            9.625%, 12/1/06                 B1             250        251,563
      (3)  Liberty Group
            Publishing, Inc.
            Sr. Discount Debentures
            0.00%, 2/1/09                 Caa1             600        298,500
           Mentus Media Corp.
            Units
            12.00%, 2/1/03                 N/R           1,693        575,620
           Printpack, Inc.
            Series B, Sr. Sub. Notes
            10.625%, 8/15/06              Caa1             300        291,000
           TV Guide, Inc.
            Sr. Sub. Notes
            8.125%, 3/1/09                 Ba3             500        495,000

-----------------------------------------------------------------------------
                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
           Tri-State Outdoor Media
            Sr. Notes
            11.00%, 5/15/08                N/R      $    1,023   $    979,523
                                                                 ------------
           GROUP TOTAL                                              5,579,894
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
REAL ESTATE (0.0%)
           EOP Operating, L.P.
            Sr. Notes
            6.375%, 2/15/03               Baa1              65         62,238
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (6.3%)
           American Restaurant
            Group, Inc.
            Gtd. Sr. Secured Notes
            11.50%, 2/15/03                 B3             750        495,000
           AmeriKing, Inc.
            Sr. Notes
            10.75%, 12/1/06                 B3             250        219,375
           Ameristar Casinos
            Series B, Gtd.
            10.50%, 8/1/04                  B3             600        592,500
           Aztar Corp.
            Sr. Sub. Notes
            8.875%, 5/15/07                 B1             500        452,500
           Bluegreen Corp.
            Gtd. Sr. Secured Notes
            10.50%, 4/1/08                  B3           1,000        856,250
           Boyd Gaming Corp.
            Sr. Sub. Notes
            9.50%, 7/15/07                  B1             150        138,000
           CapStar Hotel Co.
            Sr. Sub. Notes
            8.75%, 8/15/07                  B1             375        326,250
           Casino Magic of
            Louisiana Corp.
            Series B, Gtd. First
            Mortgage Notes
            13.00%, 8/15/03                 B3           1,300      1,426,750
      (2)  Fitzgeralds Gaming Corp.
            Series B, Gtd. Sr. Notes
            12.25%, 12/15/04              Caa3             500        272,500
           Friendly Ice Cream Corp.
            Gtd. Sr. Notes
            10.50%, 12/1/07                 B1             800        548,000
           HMH Properties
            Series B, Gtd. Sr. Notes
            7.875%, 8/1/08                 Ba2             500        417,500
           Hard Rock Hotel, Inc.
            Sr. Sub. Notes
            9.25%, 4/1/05                   B3           1,400      1,176,000
           Hollywood Park, Inc.
            Series B,
            Gtd. Sr. Sub. Notes
            9.50%, 8/1/07                   B2             675        665,719
           Horseshoe
            Gaming Holdings:
            Series B, Sr. Sub. Notes
            9.375%, 6/15/07                 B2             750        716,250
            8.625%, 5/15/09                 B2             750        688,125
           Intrawest Corp.
            Sr. Notes
            9.75%, 8/15/08                  B1             250        236,875

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
           Isle of Capri Casinos,
            Inc.
            Sr. Sub. Notes
            8.75%, 4/15/09                  B3      $      450   $    393,750
           Lodgian Financing Corp.
            Sr. Sub. Notes
            12.25%, 7/15/09                 B3             500        440,000
      (1)  Majestic Star
            Casino, LLC
            Secured Notes
            10.875%, 7/1/06                 B2             500        495,000
           Mohegan Tribal Gaming
            Authority
            Sr. Notes
            8.125%, 1/1/06                 Ba1             900        852,750
      (1)  Park Place
            Entertainment Corp.
            Sr. Sub. Notes
            9.375%, 2/15/07                Ba2             500        490,000
           Prime Hospitality Corp.
            Secured First
            Mortgage Notes
            9.25%, 1/15/06                 Ba2             850        822,375
           Romacorp, Inc.
            Sr. Notes
            12.00%, 7/1/06                  B3             750        601,875
           Sante Fe Hotel, Inc.
            Gtd. First Mortgage
            Notes
            11.00%, 12/15/00              Caa2             704        686,400
           Station Casinos
            Sr. Sub. Notes
            9.75%, 4/15/07                  B2           1,400      1,386,000
                                                                 ------------
           GROUP TOTAL                                             15,395,744
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
RETAIL (3.9%)
      (3)  Advance Holdings Corp.
            Series B,
            Sr. Discount Debentures
            0.00%, 4/15/09                Caa2           1,500        703,125
           Advance Stores Co.
            Gtd. Sr. Sub. Notes
            10.25%, 4/15/08               Caa1           2,000      1,595,000
           Dairy Mart Convenience
            Stores, Inc.
            Sr. Sub. Notes
            10.25%, 3/15/04                 B3             275        220,000
           Finlay Enterprises, Inc.
            Sr. Debentures
            9.00%, 5/1/08                   B2             400        359,000
           Finlay Fine Jewelry Corp.
            Gtd. Sr. Notes
            8.375%, 5/1/08                 Ba3           1,050        947,625
           Flooring America, Inc.
            Series B, Gtd.
            9.25%, 10/15/07               Caa1             518        495,698
      (2)  Jitney-Jungle Stores of
            America, Inc.
            Gtd. Sr. Sub. Notes
            10.375%, 9/15/07                B3             300          5,625
           Jo-Ann Stores, Inc.
            Sr. Sub. Notes
            10.375%, 5/1/07                 B2             250        220,000

-----------------------------------------------------------------------------
                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
           K Mart Corp.
            Debentures
            7.75%, 10/1/12                 Ba2      $    1,175   $  1,114,593
      (3)  Mrs. Fields Holding Co.
            Units
            0.00%, 12/1/05                Caa2           1,750        980,000
           Mrs. Fields Original
            Cookies, Inc.:
            Gtd. Sr. Notes
            10.125%, 12/1/04                B2           1,400      1,144,500
      (1)   10.125%, 12/1/04                B2             250        204,375
           Pantry, Inc.
            Sr. Sub. Notes
            10.25%, 10/15/07                B3             550        489,500
           Pathmark Stores, Inc.
            Sr. Sub. Notes
            9.625%, 5/1/03                Caa1           1,100        803,000
           Saks, Inc.:
            Gtd.
            7.00%, 7/15/04                Baa3              90         83,925
            8.25%, 11/15/08               Baa3              80         75,900
           Wal-Mart Stores, Inc.
            Sr. Notes
            6.875%, 8/10/09                Aa2             165        160,525
                                                                 ------------
           GROUP TOTAL                                              9,602,391
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (19.3%)
      (3)  COLT Telecom Group plc
            Yankee Units
            0.00%, 12/15/06                 B1             400        352,000
      (3)  Call-Net
            Enterprises, Inc.
            Sr. Discount Notes
            0.00%, 5/15/09                  B2             500        229,375
      (3)  Clearnet
            Communications, Inc.
            Yankee Sr. Discount
            Notes
            0.00%, 12/15/05                 B3           1,050      1,047,375
      (1)  Colo.Com
            Units
            13.875%, 3/15/10               N/R             400        404,000
           Concentric Network Corp.
            Units
            12.75%, 12/15/07               N/R             750        781,875
      (3)  DTI Holdings, Inc.
            Units
            0.00%, 3/1/08                  N/R           1,850        860,250
           Dobson/Sygnet
            Communications, Co.
            Sr. Notes
            12.25%, 12/15/08               N/R           1,300      1,361,750
           Dolphin Telecom plc:
      (3)   Sr. Discount Notes
            0.00%, 6/1/08                 Caa1             750        330,000
            Series B, Yankee
            Sr. Discount Notes
            14.00%, 5/15/09               Caa1             700        273,000
      (3)  e. spire
            Communications, Inc.
            Sr. Discount Notes
            0.00%, 11/1/05                 N/R           2,700      1,620,000

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
           Exodus
            Communications, Inc.
            Sr. Notes
            11.25%, 7/1/08                 N/R      $      550   $    548,625
      (3)  Focal
            Communications Corp.
            Sr. Discount Notes
            0.00%, 2/15/08                 N/R           1,400        910,000
      (3)  GST USA, Inc.
            Gtd. Sr. Discount Notes
            0.00%, 12/15/05                N/R           1,800        897,750
           Global Crossing
            Holdings, Ltd.
            Gtd. Sr. Notes
            9.625%, 5/15/08                N/R           1,100      1,061,500
           Globalstar, L.P. /
            Globalstar
            Capital Corp.:
            Sr. Notes
            10.75%, 11/1/04                 B3           1,000        347,500
            11.25%, 6/15/04               Caa1             200         72,000
            11.50%, 6/1/05                  B3             500        178,750
      (3)  Golden Sky DBS, Inc.
            Series B,
            Sr. Discount Notes
            0.00%, 3/1/07                 Caa1             250        167,188
      (3)  Hyperion
            Telecommunications, Inc.
            Series B, Sr. Discount
            Notes
            0.00%, 4/15/03                  B3             450        414,000
      (3)  ICG Holdings, Inc.:
            Gtd. Sr. Discount Notes
            0.00%, 9/15/05                  B3             650        607,750
            0.00%, 5/1/06                   B3             600        489,000
            0.00%, 3/15/07                  B3           1,750      1,242,500
      (3)  ICG Services, Inc.:
            Gtd. Sr. Discount Notes
            0.00%, 2/15/08                 N/R             500        275,000
            0.00%, 5/1/08                  N/R           1,350        729,000
           ITC DeltaCom, Inc.
            Sr. Notes
            11.00%, 6/1/07                  B2             259        262,885
      (1)  Interact Operating Co.
            Notes
            14.00%, 8/1/03                 N/R             508        172,805
           Intermedia
            Communications, Inc.
            Sr. Notes
            8.875%, 11/1/07                 B2             200        187,500
           KMC Telecom Holdings,
            Inc.
            Sr. Notes
            13.50%, 5/15/09               Caa2             500        488,750
      (3)  Knology Holdings, Inc.
            Sr. Discount Notes
            0.00%, 10/15/07                N/R           1,000        643,750
           Level 3 Communications,
            Inc.:
            Sr. Notes
            9.125%, 5/1/08                  B3           1,150        989,000
      (3)   Sr. Discount Notes
            0.00%, 12/1/08                  B3           1,000        563,750

-----------------------------------------------------------------------------
                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
           MCI Worldcom, Inc.
            Sr. Unsecured Notes
            6.50%, 4/15/10                Baa2      $      125   $    116,406
           McLeod USA, Inc.:
            Sr. Discount Notes
      (3)   0.00%, 3/1/07                   B2             800        628,000
            Sr. Notes
            9.25%, 7/15/07                  B2             400        376,000
            9.50%, 11/1/08                  B2           1,000        957,500
           Metromedia
            International Group
            Series B,
            Sr. Discount Notes
            10.50%, 9/30/07                N/R           2,635      1,238,259
           MetroNet Communications
            Corp.:
            Sr. Discount Notes
            10.75%, 11/1/07                  B           1,100        911,625
      (3)   0.00%, 6/15/08                  B3           1,000        788,750
           Microcell
            Telecommunications, Inc.
            Series B, Yankee
            Sr. Discount Notes
            14.00%, 6/1/06                  B3             470        415,950
      (3)  Millicom
            International Cellular
            Yankee Sr. Sub.
            Discount Notes
            0.00%, 6/1/06                 Caa1             850        745,875
           NEXTLINK
            Communications, Inc.:
            Sr. Discount Notes
      (3)   0.00%, 4/15/08                  B3           1,700      1,003,000
            Sr. Notes
            12.50%, 4/15/06                 B3             350        360,500
            10.75%, 11/15/08                B3             500        480,000
      (3)  Nextel
            Communications, Inc.
            Sr. Discount Notes
            0.00%, 2/15/08                  B2           1,700      1,147,500
           Orange plc
            Sr. Notes
            9.00%, 6/1/09                   B3             100        103,250
           Orbital Imaging Corp.
            Series B, Sr. Notes
            11.625%, 3/1/05                N/R             500        298,750
           Orion Network
            Systems, Inc.
            Gtd. Sr. Notes
            11.25%, 1/15/07                 B2             500        348,750
           PSINET, Inc.
            Sr. Notes
            11.50%, 11/1/08                 B3           1,050      1,044,750
      (3)  Pagemart
            Nationwide, Inc.
            Sr. Discount Notes
            0.00%, 2/1/05                   B3           1,750      1,835,313
      (1)  Pegasus
            Communications Corp.
            Sr. Sub. Notes
            12.50%, 8/1/07                 N/R             750        804,375

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
      (3)  Qwest Communications
            International, Inc.
            Sr. Discount Notes
            0.00%, 10/15/07                 B2      $    1,100   $    884,125
           RCN Corp.:
            Series B,
      (3)   Sr. Discount Notes
            0.00%, 2/15/08                  B3             900        529,875
            Sr. Notes
            10.125%, 1/15/10                B3             500        448,750
           RSL Communications plc:
            Yankee Gtd. Sr. Notes
            9.125%, 3/1/08                  B3             200        160,000
            10.50%, 11/15/08                B3             250        218,125
            9.875%, 11/15/09                B2           1,100        904,750
           Rhythms
            Netconnections, Inc.:
            Sr. Notes
            12.75%, 4/15/09                 B3             250        208,125
            Units
            13.00%, 5/15/08                N/R           1,500        735,000
           Rogers Cablesystems, Ltd.
            Series B,
            Yankee Sr. Secured 2nd
            Priority Notes
            10.00%, 3/15/05                Ba3             250        260,000
           Rogers Cantel, Inc.
            Yankee Sr. Secured
            Debentures
            9.375%, 6/1/08                 Ba3             350        355,250
           Sprint Capital Corp.
            Medium Term Notes
            6.875%, 11/15/01              Baa1             300        296,625
           Sprint Spectrum
            L.P./Sprint
            Spectrum Finance Corp.
            Sr. Notes
            11.00%, 8/15/06                 B2           1,500      1,636,815
           Star Choice
            Communications, Inc.
            Yankee Sr. Notes
            13.00%, 12/15/05               N/R             500        508,125
           Startec Global
            Communications Corp.
            Units
            12.00%, 5/15/08                N/R             750        629,063
           Telesystem
            International Wireless
            Series B,
            Sr. Discount Notes
            13.25%, 6/30/07               Caa1             500        314,375
           Teligent, Inc.
            Sr. Notes
            11.50%, 12/1/07               Caa1             750        675,000
  (1) (3)  Tritel PCS, Inc.
            Sr. Discount Notes
            0.00%, 5/15/09                  B3             500        308,750
      (3)  Triton PCS, Inc.
            Gtd.
            0.00%, 5/1/08                   B3             800        545,000
  (1) (3)  US Unwired, Inc.
            Sr. Discount Notes
            0.00%, 11/1/09                Caa1             700        374,500

-----------------------------------------------------------------------------
                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
      (1)  US West
            Communications, Inc.
            Bonds
            7.20%, 11/1/04                  A2      $      110   $    108,900
           Viatel, Inc.:
            Sr. Notes
            11.25%, 4/15/08               Caa1             850        771,375
      (1)   11.50%, 3/15/09                 B3           1,098      1,007,053
           Western
            Wireless Corp.
            Sr. Sub. Notes
            10.50%, 2/1/07                  B3             350        366,625
           Williams Communications
            Group, Inc.
            Sr. Notes
            10.875%, 10/1/09                B2             500        492,500
      (3)  Winstar
            Communications, Inc.
            Sr. Discount Notes
            0.00%, 10/15/05               Caa1           1,600      1,647,975
      (1)  Worldwide Fiber, Inc.
            Sr. Notes
            12.00%, 8/1/09                  B3             800        756,000
                                                                 ------------
           GROUP TOTAL                                             47,255,862
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TEXTILES/APPAREL (1.1%)
           Iron Age Corp.
            Sr. Sub. Notes
            9.875%, 5/1/08                  B3             250        179,063
           Phillips-Van Heusen Corp.
            Sr. Sub. Notes
            9.50%, 5/1/08                   B1             800        741,000
           Pillowtex Corp.
            Gtd. Sr. Sub. Notes
            10.00%, 11/15/06                B2             500        177,500
           Simmons Co.
            Series B, Sr. Sub. Notes
            10.25%, 3/15/09                 B3             650        567,125
           Tropical Sportswear
            International
            Series A, Gtd. Sr. Notes
            11.00%, 6/15/08                 B3             600        556,500
           William Carter Co.
            Series A, Sr. Sub. Notes
            10.375%, 12/1/06                B3             500        439,375
                                                                 ------------
           GROUP TOTAL                                              2,660,563
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TRANSPORTATION (1.7%)
           AirTran Airlines, Inc.
            Yankee Sr. Notes
            10.50%, 4/15/01                N/R           1,000        972,500
      (2)  Canadian Airlines Corp.
            Yankee Sr. Notes
            12.25%, 8/1/06                Caa2           1,950        970,125
      (2)  Golden Ocean Group, Ltd.
            Gtd. Sr. Notes
            10.00%, 8/31/01                 B3           1,148        137,760
           Hermes Europe Railtel
            B.V.
            Sr. Notes
            11.50%, 8/15/07                 B3           1,000        942,500

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
           Pegasus Shipping
            (Hellas),
            Ltd.
            Series A, First
            Preferred
            Ship Mortgage Notes
            11.875%, 11/15/04               B3      $      300   $    110,250
           Sea Containers, Ltd.
            Yankee Sr. Notes
            10.75%, 10/15/06               Ba3             500        423,750
           Trans World Airlines,
            Inc.
            Sr. Notes
            11.375%, 3/1/06               Caa1           1,500        521,250
                                                                 ------------
           GROUP TOTAL                                              4,078,135
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
WASTE MANAGEMENT (0.4%)
      (1)  Waste Systems
            International, Inc.
            Sub. Notes
            7.00%, 5/13/05                 N/R           1,500      1,005,000
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $235,954,973)                                             197,682,451
                                                                 ------------
-----------------------------------------------------------------------------
GOVERNMENT & AGENCY SECURITIES (1.0%)
-----------------------------------------------------------------------------
-----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (0.2%)
            7.125%, 1/15/30                Aaa              60         60,750
           STRIPS,
            Series H, Class 2
            11.50%, 5/1/09                 Aaa             493        538,498
                                                                 ------------
           GROUP TOTAL                                                599,248
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.1%)
           Various Pools:
            10.50%, 9/15/15                Aaa              33         36,124
            10.50%, 9/15/15                Aaa              19         20,224
            10.50%, 12/15/15               Aaa               3          3,367
            10.50%, 3/15/16                Aaa              26         27,771
            10.50%, 8/15/16                Aaa              34         36,639
                                                                 ------------
           GROUP TOTAL                                                124,125
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
UNITED STATES TREASURY BONDS (0.2%)
            10.375%, 11/15/12              Aaa             390        479,517
            6.125%, 8/15/29                Aaa              55         56,057
                                                                 ------------
           GROUP TOTAL                                                535,574
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
UNITED STATES TREASURY NOTES (0.5%)
            5.875%, 11/15/04               Aaa             240        235,649
            7.25%, 5/15/04                 Aaa             630        649,095
            6.50%, 5/15/05                 Aaa              15         15,103
            6.50%, 10/15/06                Aaa             110        110,974
            6.00%, 8/15/09                 Aaa             100         98,734
            6.50%, 2/15/10                 Aaa             141        145,935
                                                                 ------------
           GROUP TOTAL                                              1,255,490
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT & AGENCY SECURITIES
  (Cost $2,466,750)                                                 2,514,437
                                                                 ------------
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
COLLATERALIZED MORTGAGE OBLIGATIONS (0.5%)
-----------------------------------------------------------------------------
           Commercial Mortgage
            Asset Trust
            Series 1999, Class A3
            6.64%, 1/17/32                 Aaa      $      310   $    288,846
           GMAC Commercial
            Mortgage Securities,
            Inc.:
            6.853%, 9/15/06                Aaa              80         78,088
            6.945%, 9/15/33                Aaa             550        532,200
           Nomura Asset
            Securities Corp.
            Series 1998-D6, Class
            A1B6
            6.59%, 3/17/28                 Aaa             310        291,013
-----------------------------------------------------------------------------
-----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $1,266,970)                                                 1,190,147
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
ASSET BACKED OBLIGATIONS (1.2%)
-----------------------------------------------------------------------------
           Chase Credit
            Card Master Trust
            Series 1999-3, Class A
            6.66%, 1/15/07                 Aaa             420        412,453
      (1)  Constellation Finance,
            LLC
            Series 1997-1, Class 1
            9.80%, 12/14/02                N/R             250        230,000
           Contimortgage Home
            Equity Loan Trust
            7.22%, 1/15/28                 Aaa             125        122,460
           Green Tree Recreational,
            Equipment & Consumer
            Trust, Consumer Products
            & Equipment Retail
            Installment Sale
            Contracts
            Series 1997-C, Class
            A-1,
            6.49%, 2/15/18                 N/R             401        394,945
           MBNA Master
            Credit Card Trust:
            Series 1999-G, Class A
            6.35%, 12/15/06                Aaa             130        125,856
            Series 1997-I, Class A
            6.55%, 1/15/07                 Aaa             160        157,099
           Peco Energy
            Transition Trust:
            Series 1999-A, Class A6
            6.05%, 3/1/09                  Aaa              90         83,644
            Series 1999-A, Class A7
            6.13%, 3/1/09                  Aaa             335        308,409
           Prudential Securities
            Secured Financing Corp.
            Series 1999-C2, Class A2
            7.193%, 4/15/09                Aaa             385        373,330
           Residential Asset
            Securities Corp.
            Series 1999-KS3, Class
            AI2
            7.075%, 9/25/20                Aaa             125        123,633
           Standard Credit Card
            Master Trust
            Series 1994-2, Class A
            7.25%, 4/7/08                  Aaa             420   413,830

                                                       Face
                                        Moody's       Amount
                                        Ratings       (000)         Value
-----------------------------------------------------------------------------
           UCFC Home Equity Loan:
            Series 1996-B1, Class A7
            8.20%, 9/15/27                 Aaa      $      110   $    108,213
            Series 1998-A, Class A7,
            6.87%, 7/15/29                 Aaa              50         46,203
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TOTAL ASSET BACKED OBLIGATIONS
  (Cost $3,002,056)                                                 2,900,075
                                                                 ------------
-----------------------------------------------------------------------------

                                                    Shares/
                                                     Units
--------------------------------------------------------------------------
-----------------
COMMON STOCKS (5.0%)
--------------------------------------------------------------------------
-----------------
CABLE (0.0%)
  (1) (4)  OpTel, Inc.                                 1,000            10
                                                               -----------
--------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (0.3%)
      (4)  Coinstar, Inc.                             11,887       149,888
      (4)  Concentric Network Corp.                    9,510       523,050
      (4)  Crown Packaging Enterprises, Ltd.         253,746         2,537
                                                               -----------
           GROUP TOTAL                                             675,475
                                                               -----------
--------------------------------------------------------------------------
-----------------
ENERGY (0.1%)
      (4)  Abraxas Petroleum Corp.                    92,408       207,918
                                                               -----------
--------------------------------------------------------------------------
-----------------
ENTERTAINMENT (0.1%)
           Premier Cruises, Ltd.                      66,653       174,964
                                                               -----------
--------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
  (4) (5)  Westfed Holdings, Inc.
            Class B (acquired 9/20/88, cost $383)     12,670             0
                                                               -----------
--------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (0.7%)
  (4) (5)  Dr. Pepper Bottling Holdings, Inc.
            Class A (acquired 2/25/97, cost
            $1,181,250)                               75,000     1,875,000
  (1) (4)  Specialty Foods Corp.                      30,000         1,500
                                                               -----------
           GROUP TOTAL                                           1,876,500
                                                               -----------
--------------------------------------------------------------------------
-----------------
METALS & MINING (0.0%)
      (4)  Sheffield Steel Corp.                       6,250        12,500
                                                               -----------
--------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.1%)
(1)(4)(6)  Mail-Well, Inc.                            21,306       185,096
                                                               -----------
--------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.1%)
      (4)  Elsinore Corp.                             86,538       140,624
      (4)  Isle of Capri Casinos, Inc.                14,947       186,838
  (1) (4)  Motels of America, Inc.                       500         7,500
                                                               -----------
           GROUP TOTAL                                             334,962
                                                               -----------
--------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (3.6%)
      (4)  Advanced Radio Telecom Corp.               18,211       603,239
                                                    Shares/
                                                     Units        Value
--------------------------------------------------------------------------
  (1) (4)  CompleTel Holdings, LLC
            Class B Shares                             6,500   $   260,000
      (4)  e. spire Communications, Inc.              28,337       199,243
      (4)  Globix Corp.                               14,080       536,800
      (4)  ICG Communications, Inc.                    2,145        77,488
      (4)  Intermedia Communications, Inc.             6,820       329,491
      (4)  Loral Space & Communications, Co.             302         3,077
      (4)  Microcell Telecommunications,
            Class B                                    3,436       152,473
      (4)  Nextel Communications, Inc.
            Class A                                      310        45,958
      (4)  Price Communications Corp.                 88,727     2,040,721
  (1) (4)  Spanish Broadcasting System, Inc.
            Class B                                  107,100     2,369,588
      (4)  UnitedGlobalCom, Inc.
            Class A                                   26,756     2,008,372
      (4)  Viatel, Inc.                                3,424       171,842
                                                               -----------
           GROUP TOTAL                                           8,798,292
                                                               -----------
--------------------------------------------------------------------------
-----------------
TOTAL COMMON STOCKS
  (Cost $3,417,342)                                             12,265,717
                                                               -----------
--------------------------------------------------------------------------
-----------------
PREFERRED STOCKS (4.3%)
--------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.4%)
           GPA Group plc
            7% Second Preferred Cum. Conv.         2,125,000     1,020,000
                                                               -----------
--------------------------------------------------------------------------
-----------------
BROADCASTING (0.4%)
           Benedek Communications Corp.
            11.50% Sr. Exchangeable                      150       130,500
      (4)  Pegasus Communications Corp.:
            12.75% Cum. Exchangeable,
            Series A                                     104       109,200
            Units                                        250       325,000
      (4)  Source Media, Inc.
            13.50% Units                              74,150       333,675
                                                               -----------
           GROUP TOTAL                                             898,375
                                                               -----------
--------------------------------------------------------------------------
-----------------
CABLE (0.8%)
           Adelphia Communications Corp.
            13% Cum. Exchangeable, Series B            5,000       540,000
      (4)  DIVA Systems Corp.
            Series D                                  56,913     1,365,912
      (4)  NTL, Inc.
            13% Exchangeable, Series B                     1           567
                                                               -----------
           GROUP TOTAL                                           1,906,479
                                                               -----------
--------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.3%)
      (1)  Deutsche Bank Capital Funding Tr I
            7.872% Non-cumulated                     120,000       113,548
           Lehman Brothers Holdings:
            5.67%                                      1,100        45,111
            5.94% Series C                             1,300        54,600
           Olympic Financial, Ltd.
            Units
            11.50%, 3/15/07                          475,000   498,750

                                                    Shares/
                                                     Units        Value
--------------------------------------------------------------------------
      (6)  Westfed Holdings, Inc.
            Class A (acquired 9/20/88-6/18/93,
            cost $3,611,992)                          42,759   $    42,759
                                                               -----------
           GROUP TOTAL                                             754,768
                                                               -----------
--------------------------------------------------------------------------
-----------------
METALS & MINING (0.0%)
      (1)  International Utility Structures,
            Inc.:
            13% Units                                    150       140,625
            14% Units                                     29         2,175
                                                               -----------
           GROUP TOTAL                                             142,800
                                                               -----------
--------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (0.3%)
           Interact Electronic Marketing
            14% Conv. Preferred                          950       190,000
           Primedia, Inc.
            10% Cum. Exchangeable, Series D            5,000       512,500
                                                               -----------
           GROUP TOTAL                                             702,500
                                                               -----------
--------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.2%)
           AmeriKing, Inc.
            13% Cum. Exchangeable                     22,000       440,000
                                                               -----------
--------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (1.9%)
           e. spire Communications, Inc.
            12.75%                                       328       154,160
           Intermedia Communications, Inc.:
            13.50% Exchangeable, Series B                360       343,800
            7% Jr. Convertible, Series E              44,000     1,848,000
           NEXTLINK Communications, Inc.
            14% Cum. Exchangeable                     14,354       746,408
           Nextel Communications, Inc.
            13% Exchangeable, Series D                 1,094     1,159,640
           Rural Cellular Corp.
            11.375% Sr. Exchangeable                     301       299,495
                                                               -----------
           GROUP TOTAL                                           4,551,503
                                                               -----------
--------------------------------------------------------------------------
-----------------
TOTAL PREFERRED STOCKS
  (Cost $12,795,504)                                            10,416,425
                                                               -----------
--------------------------------------------------------------------------
-----------------
RIGHTS (0.3%)
--------------------------------------------------------------------------
           Abraxas Petroleum Corp.
            expiring 12/21/00                         92,408        46,204
  (4) (5)  Primestar, Inc.
            Share Appreciation Right
            expiring 5/10/00                           6,562       493,711
      (4)  Terex Corp.
            expiring 5/15/02                           6,000        84,000
--------------------------------------------------------------------------
-----------------
TOTAL RIGHTS
  (Cost $0)                                                        623,915
                                                               -----------
--------------------------------------------------------------------------
                                                    Shares/
                                                     Units        Value
--------------------------------------------------------------------------

WARRANTS (0.7%)
--------------------------------------------------------------------------
      (4)  Ampex Corp.
            expiring 3/15/03                          25,500   $    22,440
   (1)(4)  Australis Holdings Pty. Ltd.
            expiring 10/30/01                          2,250            23
      (4)  CHC Helicopter Corp.
            expiring 12/15/00                          6,000         6,000
   (4)(6)  CHI Energy, Inc.:
            Series B, expiring 11/8/03                 7,578        18,195
            Series C, expiring 11/8/05                 4,919        11,811
      (4)  Crown Packaging
            Enterprises, Ltd.
            expiring 11/1/03                           2,000           100
      (4)  Dairy Mart
            Convenience Stores, Inc.
            expiring 12/1/01                          11,665         4,083
      (4)  Decrane Aircraft Holdings
            expiring 9/30/08                             800           800
   (1)(4)  DIVA Systems Corp.:
            expiring 5/15/06                           1,925     1,001,000
            expiring 3/1/08                            8,325       199,800
   (1)(4)  DTI Holdings, Inc.
            expiring 3/1/08                            9,250            93
      (4)  Golden Ocean Group, Ltd.
            expiring 8/31/01                           1,032             0
      (4)  HF Holdings, Inc.
            expiring 7/15/02                           9,752        97,520
      (4)  Interact Electronic Marketing
            expiring 12/31/09                            950            10
   (1)(4)  InterAct Systems, Inc.
            expiring 8/1/03                              750             0
      (4)  Isle of Capri Casinos, Inc.
            expiring 5/3/01                            2,646            26
   (1)(4)  Key Energy Services
            expiring 1/15/09                           1,250       112,500
      (4)  McCaw International Ltd.
            expiring 4/15/07                           1,000         2,500
   (1)(4)  Mentus Media Corp.
            expiring 2/1/08                            3,757            38
      (4)  PLD Telekom, Inc.
            expiring 6/1/06                            1,610        56,350
      (4)  Source Media, Inc.
            expiring 11/1/07                          30,731       238,167
   (1)(4)  Star Choice
            Communications, Inc.
            expiring 12/5/05                          11,580        70,668
      (4)  Startec
            Global Communications Corp.
            expiring 5/15/08                             750         1,350
      (4)  USN Communications, Inc.
            expiring 8/15/04                           7,600             0
      (4)  Wright Medical Technology
            expiring 6/30/03                             618             6
--------------------------------------------------------------------------
-----------------
TOTAL WARRANTS
  (Cost $3,025,022)                                              1,843,480
                                                               -----------
--------------------------------------------------------------------------
-----------------
TOTAL DOMESTIC SECURITIES
  (Cost $261,928,617)                                          229,436,647
                                                               -----------
--------------------------------------------------------------------------

                                                      Face
                                      Moody's        Amount
                                      Ratings        (000)          Value
-----------------------------------------------------------------------------
-----------------
FOREIGN SECURITIES (1.4%)
-----------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (1.3%)
-----------------------------------------------------------------------------
-----------------
CANADA (0.1%)
      (3)  GT Group Telecom
            Units
            0.00%, 2/1/10              Caa1          USD  $300   $    168,000
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
FINLAND (0.1%)
      (7)  Okobank Perpetual
            Medium Term Notes
            5.739%, 3/29/49              A3          USD   140        137,550
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
FRANCE (0.1%)
      (7)  Credit Lyonnais Paris
            6.563%, 9/19/49            Baa2          USD   210        201,600
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
NETHERLANDS (0.4%)
   (1)(3)  CompleTel Europe N.V.
            Yankee Gtd.
            0.00%, 2/15/09             Caa2          USD   650        325,000
      (1)  United Pan Europe N.V.
            Sr. Notes
            10.875%, 8/1/09              B2          USD   850        813,875
                                                                 ------------
           GROUP TOTAL                                              1,138,875
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
POLAND (0.3%)
      (1)  PTC International
            Finance II SA
            Gtd.
            11.25%, 12/1/09              B2          USD   500        508,125
           PTC International
            Finance BV
            Yankee Gtd.
            10.75%, 7/1/07               B2          USD   350        231,000
                                                                 ------------
           GROUP TOTAL                                                739,125
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
SWEDEN (0.3%)
      (7)  ForeningsSparbanken AB
            Perpetual Jr. Sub.
            Medium Term Notes
            6.438%, 12/29/49           Baa2          USD   500        497,906
           Skandinaviska Enskilda
            Banken AB
            Perpetual Sub. Notes
            6.625%, 3/29/49            Baa1          USD   400        393,668
                                                                 ------------
           GROUP TOTAL                                                891,574
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $3,395,418)                                                 3,276,724
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
                                                      Face
                                      Moody's        Amount
                                      Ratings        (000)          Value
-----------------------------------------------------------------------------

GOVERNMENT OBLIGATIONS (0.1%)
-----------------------------------------------------------------------------
-----------------
ARGENTINA (0.1%)
           Republic of Argentina
            Series B, Gtd.
            Zero Coupon, 4/15/01
            (Cost $115,066)             Ba3          USD  $125   $    113,125
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TOTAL FOREIGN SECURITIES
  (Cost $3,510,484)                                                 3,389,849
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TIME DEPOSITS (2.1%)
  (Cost $5,152,000)                                                 5,152,000
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TOTAL INVESTMENTS (97.4%)
  (Cost $270,591,101)                                             237,978,496
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
OTHER ASSETS IN EXCESS OF LIABILITIES
 (2.6%)                                                             6,410,039
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
NET ASSETS (100%)
           Applicable to 34,708,362 issued and outstanding
            $.001 par value shares (authorized 100,000,000
            shares)                                              $244,388,535
                                                                 ============
=============================================================================

N/R--Not Rated
STRIPS--Separate Trading of Registered Interest and Principal Securities.
(1)  144A Security. Certain conditions for public sale may exist.
(2)  Defaulted security.
(3) Step Bond--Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter. Maturity date disclosed is the ultimate maturity.
(4)  Non-income producing security.
(5) Restricted as to private and public resale. Total cost of restricted securities at March 31, 2000 aggregated $1,181,633. Total market value of restricted securities owned at March 31, 2000 was $2,368,711 or 0.97% of net assets.
(6) Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.
(7) Floating Rate--The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at March 31, 2000.

DESCRIPTION OF INVESTLINK-SM- PROGRAM

---------

The InvestLink-SM- Program is sponsored and administered by BankBoston, N.A., not by Credit Suisse Asset Management Income Fund, Inc., (the "Fund"). BankBoston, N.A., will act as program administrator (the "Program Administrator") of the InvestLink-SM- Program (the "Program"). The purpose of the Program is to provide interested investors with a simple and convenient way to invest funds and reinvest dividends in shares of the Fund's common stock ("Shares") at prevailing prices, with reduced brokerage commissions and fees.

    An interested investor may join the Program at any time. Purchases of Shares with funds from a participant's cash payment or automatic account deduction will begin on the next day on which funds are invested. If a participant selects the dividend reinvestment option, automatic investment of dividends generally will begin with the next dividend payable after the Program Administrator receives his enrollment form. Once in the Program, a person will remain a participant until he terminates his participation or sells all Shares held in his Program account, or his account is terminated by the Program Administrator. A participant may change his investment options at any time by requesting a new enrollment form and returning it to the Program Administrator.

    A participant will be assessed certain charges in connection with his participation in the Program. First-time investors will be subject to an initial service charge which will be deducted from their initial cash deposit. All optional cash deposit investments will be subject to a service charge. Sales processed through the Program will have a service fee deducted from the net proceeds, after brokerage commissions. In addition to the transaction charges outlined above, participants will be assessed per share processing fees (which include brokerage commissions.) Participants will not be charged any fee for reinvesting dividends.

    The number of Shares to be purchased for a participant depends on the amount of his dividends, cash payments or bank account or payroll deductions, less applicable fees and commissions, and the purchase price of the Shares. The Program Administrator uses dividends and funds of participants to purchase Shares of the Fund's common stock in the open market. Such purchases will be made by participating brokers as agent for the participants using normal cash settlement practices. All Shares purchased through the Program will be allocated to participants as of the settlement date, which is usually three business days from the purchase date. In all cases, transaction processing will occur within 30 days of the receipt of funds, except where temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of the Federal Securities laws or when unusual market conditions make prudent investment impracticable. In the event the Program Administrator is unable to purchase Shares within 30 days of the receipt of funds, such funds will be returned to the participants.

    The average price of all Shares purchased by the Program Administrator with all funds received during the time period from two business days preceding any investment date up to the second business day preceding the next investment date shall be the price per share allocable to a participant in connection with the Shares purchased for his account with his funds or dividends received by the Program Administrator during such time period. The average price of all Shares sold by the Program Administrator pursuant to sell orders received during such time period shall be the price per share allocable to a participant in connection with the Shares sold for his account pursuant to his sell orders received by the Program Administrator during such time period.

    BankBoston, N.A., as Program Administrator administers the Program for participants, keeps records, sends statements of account to participants and performs other duties relating to the Program. Each participant in the Program will receive a statement of his account following each purchase of Shares. The statements will also show the amount of dividends credited to such participant's account (if applicable), as well as fees paid by the participant. In addition, each participant will receive copies of the Fund's annual and semi-annual reports to shareholders, proxy statements and, if applicable, dividend income information for tax reporting purposes.

    If the Fund is paying dividends on the Shares, a participant will receive dividends through the Program for all Shares held on the dividend record date on the basis of full and fractional Shares held in his account, and for all other Shares of the Fund registered in his name. The Program Administrator will send checks to the participants for the amounts of their dividends that are not to be automatically reinvested at no cost to the participants.

    Shares of the Fund purchased under the Program will be registered in the name of the accounts of the respective participants. Unless requested, the Fund will not issue to participants certificates for Shares of the Fund purchased under the Program. The Program Administrator will hold the Shares in book-entry form until a Program participant chooses to withdraw his Shares or terminate his participation in the Program. The number of Shares purchased for a participant's account under the Program will be shown on his statement of account. This feature protects against loss, theft or destruction of stock certificates.

    A participant may withdraw all or a portion of the Shares from his Program account by notifying the Program Administrator. After receipt of a participant's request, the Program Administrator will issue to such participant certificates for the whole Shares of the Fund so withdrawn or, if requested by the participant, sell the Shares for him and send him the proceeds, less applicable brokerage commissions, fees, and transfer taxes, if any. If a participant withdraws all full and fractional Shares in his Program account, his participation in the Program will be terminated by the Program Administrator. In no case will certificates for fractional Shares be issued. The Program Administrator will convert any fractional Shares held by a participant at the time of his withdrawal to cash.

    Participation in any rights offering, dividend distribution or stock split will be based upon both the Shares of the Fund registered in participants' names and the Shares (including fractional Shares) credited to participants' Program accounts.

Any stock dividend or Shares resulting from stock splits with respect to Shares of the Fund, both full and fractional, which participants hold in their Program accounts and with respect to all Shares registered in their names will be automatically credited to their accounts.

    All Shares of the Fund (including any fractional share) credited to his account under the Program will be voted as the participant directs. The participants will be sent the proxy materials for the annual meetings of shareholders. When a participant returns an executed proxy, all of such shares will be voted as indicated. A participant may also elect to vote his Shares in person at the Shareholders' meeting.

    A participant will receive tax information annually for his personal records and to help him prepare his U.S. federal income tax return. The automatic reinvestment of dividends does not relieve him of any income tax which may be payable on dividends. For further information as to tax consequences of participation in the Program, participants should consult with their own tax advisors.

    The Program Administrator in administering the Program will not be liable for any act done in good faith or for any good faith omission to act. However, the Program Administrator will be liable for loss or damage due to error caused by its negligence, bad faith or willful misconduct. Shares held in custody by the Program Administrator are not subject to protection under the Securities Investors Protection Act of 1970.

    The participant should recognize that neither the Fund nor the Program Administrator can provide any assurance of a profit or protection against loss on any Shares purchased under the program. A participant's investment in Shares held in his Program account is no different than his investment in directly held Shares in this regard. The participant bears the risk of loss and the benefits of gain from market price changes with respect to all his Shares. Neither the Fund nor the Program Administrator can guarantee that Shares purchased under the Program will, at any particular time, be worth more or less than their purchase price. Each participant must make an independent investment decision based on his own judgement and research.

    While the Program Administrator hopes to continue the Program indefinitely, the Program Administrator reserves the right to suspend or terminate the Program at any time. It also reserves the right to make modifications to the Program. Participants will be notified of any such suspension, termination or modification in accordance with the terms and conditions of the Program. The Program Administrator also reserves the right to terminate any participant's participation in the Program at any time. Any question of interpretation arising under the Program will be determined in good faith by the Program Administrator and any such good faith determination will be final.

    Any interested investor may participate in the Program. To participate in the Program, an investor who is not already a registered owner of the Shares must make an initial investment of at least $250.00. All other cash payments or bank account deductions must be at least $100.00, up to a maximum of $100,000.00 annually. An interested investor may join the Program by reading the Program description, completing and signing the enrollment form and returning it to the Program Administrator. The enrollment form and information relating to the Program (including terms and conditions) may be obtained by calling the Program Administrator at one of the following telephone numbers: First Time Investors--
(888) 697-8026. Current Shareholders--(800) 730-6001. All correspondence regarding the Program should be directed to: BankBoston, N.A., InvestLink Program, P.O. Box 8040, Boston, MA 02266-8040.

        4946-QR-00